Virtus AllianzGI Focused Growth Fund,

a series of Virtus Investment Trust

Supplement dated April 1, 2021 to the Summary Prospectus and the Virtus Investment Trust

Statutory Prospectus, each dated February 1, 2021, as supplemented

Important Notice to Investors

Effective April 1, 2021, Karen Hiatt is no longer a portfolio manager of the Virtus AllianzGI Focused Growth Fund (the “Fund”). In addition, Nina Gupta, CFA is hereby added as a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of Fund’s statutory prospectus is hereby replaced in its entirety with the following:

> Raphael L. Edelman, lead and senior portfolio manager and a managing director, has managed the fund since 2016.

> Nina Gupta, CFA, portfolio manager and a managing director, has managed the fund since April 2021.

The row for the Fund in the table under “AllianzGI U.S.” on page 131 of the Fund’s statutory prospectus is hereby replaced with the following:

Virtus AllianzGI Focused Growth Fund	Raphael L. Edelman (since 2016) Nina Gupta, CFA (since April 2021)

In the narrative under the referenced table with respect to the AllianzGI U.S. portfolio managers, the biography of Ms. Hiatt is hereby removed and the following is hereby added for Ms. Gupta.

Nina Gupta, CFA. Ms. Gupta is currently a portfolio manager, a Managing Director, and Director of Research for the U.S. with Allianz Global Investors, which she joined in 2014. Ms. Gupta was previously a member of the Financial Institutions research team, responsible for analytical coverage of the financial sector. She has 18 years of investment industry experience. Before joining the firm, Ms. Gupta was a senior research analyst with Portales Partners and a portfolio manager with Trellus Management Company. Before that, she was an auditor and consultant with KPMG.

Investors should retain this supplement with the

Prospectuses for future reference.

VIT 8061 AllianzGI Focused Growth PM Change (4/2021)

Virtus AllianzGI Focused Growth Fund,

a series of Virtus Investment Trust

Supplement dated April 1, 2021 to the

Statement of Additional Information (“SAI”) dated February 1, 2021, as supplemented

Important Notice to Investors

Effective April 1, 2021, Karen Hiatt is no longer a portfolio manager of the Virtus AllianzGI Focused Growth Fund (the “Fund”). In addition, Nina Gupta, CFA is hereby added as a portfolio manager of the Fund.

The disclosure in the table under “Portfolio Managers” on page 120 of the SAI is hereby amended by substituting Ms. Gupta for Ms. Hiatt in the row for the Fund.

The disclosure in the “Other Accounts Managed (no Performance-Based Fees)” table on page 122 of the SAI is hereby amended by replacing the reference to Ms. Hiatt with a row showing the information for Ms. Gupta to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nina Gupta, CFA[2]	0	$0	2	$1.14 billion	1	$109 million

2 As of March 24, 2021

The disclosure in the “Other Accounts Managed (with Performance-Based Fees)” table on page 123 of the SAI is hereby amended by replacing the reference to Ms. Hiatt with a row showing the information for Ms. Gupta to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Nina Gupta, CFA[2]	0	$0	0	$0	0	$0

2 As of March 24, 2021

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 125 of the SAI is hereby amended by replacing the reference to Ms. Hiatt with a row showing the information for Ms. Gupta to reflect the following information and an associated footnote:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in Similar Strategies
Nina Gupta, CFA[2]	Focused Growth Fund – $100,001 - $500,000	None

2 As of March 24, 2021

Investors should retain this supplement with the SAI for future reference.

VIT 8061B AllianzGI Focused Growth PM Change (4/2021)